Schedule of finance costs (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Finance Costs
Interest on bank loans	$ 130,993	$ 1,028,279	$ 1,386,809
Interest on loans from related companies	93,873	736,893	1,043,564
Interest on loans from directors	120,355	944,779
Interest on lease liabilities	249,349	1,957,367	2,946,652
Finance costs	$ 594,570	$ 4,667,318	$ 5,377,025